DEPOSITS BY CUSTOMERS (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 230,055	£ 192,331
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	228,334	190,741
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,721	1,590
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 69	£ 87